Streaming transactions (Details) $ in Millions		1 Months Ended
	Jun. 30, 2018	Jun. 30, 2018 USD ($) agreement	Aug. 31, 2016 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Deferred revenue-Streaming transactions
Number of agreements entered into | agreement		2
Proceeds from streaming transactions			$ 3,600
Upfront payment allocated to property, plant and equipment		$ 130
Upfront payment allocated to contract liability		$ 560
Additional payment to be received on each pound of finished cobalt delivered (as a percent)	20.00%	20.00%
Outstanding contract liability balance				$ 1,274	$ 1,315
Additional rights to gold extracted (as a percent)	25.00%	25.00%
Number of identifiable components in gold transaction | installment			2
Voisey's Bay mine
Deferred revenue-Streaming transactions
Right to cobalt extracted (as a percent)	75.00%
Proceeds from streaming transactions		$ 690
Wheaton
Deferred revenue-Streaming transactions
Percentage of right on production of cobalt		42.40%
Wheaton | Salobo copper mine
Deferred revenue-Streaming transactions
Rights to gold extracts held by WPM (as a percent)			75.00%
Wheaton | Sudbury nickel mine
Deferred revenue-Streaming transactions
Rights to gold extracts held by WPM (as a percent)			70.00%
APG
Deferred revenue-Streaming transactions
Percentage of right on production of cobalt		32.60%
Outstanding contract liability balance				$ 505	$ 690